Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Financial Instruments [Abstract]
Summary of Outstanding Hedges
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

	At June 30, 2022			At December 31, 2021
(€ thousands)	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Forward contracts	577,719	6,445	(20,834)	550,734	1,786	(11,726)
Deal-Contingent Option	—	—	—	109,244	—	—
Interest rate risk
Interest rate swaps	321,826	4,690	(649)	323,816	—	(2,412)
Total derivatives – Hedging	899,545	11,135	(21,483)	983,794	1,786	(14,138)
Total derivatives instruments - Asset/(Liabilities)	899,545	11,135	(21,483)	983,794	1,786	(14,138)